Schedule of other payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Salaries and bonuses payable	$ 198,171	$ 264,178
Professional service fees payable	303,828	140,000
Payment payable on equipment	11,657	12,140
Other expense payable	289,184	106,468
Other Payables	$ 802,840	$ 522,786